EXHIBIT 99.1

John Deere Owner Trust 2010

Statement to Noteholders

$224,000,000   Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:				15-Jul-11

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$6,801,998.26
		(ii)	A-2 Note Pool Factor:	0.0462721

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$6,801,998.26
		per $1,000 original principal amount:		$46.27

	(c)	Class A-3 Notes:		$7,932,417.93
		per $1,000 original principal amount:		$29.71

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$14,734,416.19

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$4,081.20
			per $1,000 original principal amount:	$0.03

		(iii)	Class A-3 Notes:	$293,700.00
			per $1,000 original principal amount:	$1.10

		(iv)	Class A-4 Notes:	$124,585.48
			per $1,000 original principal amount:	$1.78

		(v)	Total:	$422,366.68

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(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$382,545,090.90
		(ii)	at end of related Collection Period:	$367,260,234.30

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$383,231,378.26
		(ii)	at end of related Collection Period:	$368,496,962.07

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$410,292,383.33
		(ii)	at end of related Collection Period:	$393,834,624.74

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$259,067,582.07
		(ii)	A-3 Note Pool Factor:	0.9702906

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$318,787.58
	per $1,000 original principal amount:			$0.43
	(a)	Amount of Servicing Fee earned:		$318,787.58
	(b)	Amount of Servicing Fee paid:		$318,787.58
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	Aggregate Purchase Amounts for Collection Period:			$0.00

(9)	(i)	Amount in Reserve Account:		$14,948,588.00
	(ii)	Specified Reserve Account Balance:		$14,948,588.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$4,672,203.19
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.27%

(11)	(i)	Aggregate amount of net losses for the collection period:		$(189,900.92)
	(ii)	Cumulative amount of net losses:		$1,067,722.03
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.14%

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